Starwood Mortgage Residential Trust 2022-5 ABS-15G

Exhibit 99.12

Loan Level Exceptions

Run Date - 6/21/2022

Recovco Loan ID	Loan #1	Redacted ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXXX	XXXXXXXX	438035073	XXXXXXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: Per guidelines, copy of lease required for tenant occupied properties. Appraisal shows property is occupied. Copy of lease agreement missing from loan file.	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035074	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035075	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: The file does not include a copy of the hazard insurance rating agency certification. Guideline 14.1 Hazard Insurance (pg. XXX) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to XXXXXXXX. XXXXXXXX will accept hazard insurance policies from a carrier rated: A.M. Best Company - “B” or better financial strength rating in Best’s Insurance Reports, Demotech, Inc. - “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings, Standard and Poor’s Inc. - “BBB” or better insurer financial strength rating in Standard and Poor’s Rating Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.
XXXXXXX	XXXXXXXX	438035555	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035556	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035557	XXXXXXXX	2	1	1	1	2	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
														COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Loan Discount Fee Points $XXX on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	XXXXXXXX	438035558	XXXXXXXX	3	2	2	1	3	2	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) and This loan failed the charges that in total cannot increase more than XX% (XXX CFR §1026.19(e)(XXX)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) TRID- Initial LE timing fail - EV R
														COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.	*** (WAIVED) Per Appr prop in flood zone but flood certs = no - EV W COMMENT: Flood cert in file shows the flood zone as XXXX. Appraisal shows the flood zone a AE which would require flood insurance.
XXXXXXX	XXXXXXXX	438035559	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than XXX months - EV R COMMENT: Lender to provide a xx month mortgage/housing history for B1.
XXXXXXX	XXXXXXXX	438035560	XXXXXXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
															COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XXX calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.
XXXXXXX	XXXXXXXX	438035561	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing XX month rental history per guidelines.
XXXXXXX	XXXXXXXX	438035562	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	XXXXXXXX	438035563	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035564	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035565	XXXXXXXX	3	1	3	1	2	1	1	1			*** (CURED) Mortgage history for primary residence less than XXX months - EV R COMMENT: Missing verification of rent for the prior XXX months to closing per lender guidelines
XXXXXXX	XXXXXXXX	438035566	XXXXXXXX	3	1	3	1	2	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
														COMMENT: Per guidelines loan requires XXX months PITI and x month for any additional NOO for a total of $XXX, file has reserves of $XXX. , used XX% on retirements assets and only the cash value of the life insurance.
XXXXXXX	XXXXXXXX	438035567	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
														COMMENT: This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXX	XXXXXXXX	438035568	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Final Application is missing - EV R COMMENT: The final executed loan application is missing from the file.
XXXXXXX	XXXXXXXX	438035569	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035570	XXXXXXXX	3	1	3	1	2	1	1	1			*** (CURED) Mortgage history for primary residence less than XXX months - EV R COMMENT: Missing verification of rental history for the most recent XXX months as required by program guidelines.
XXXXXXX	XXXXXXXX	438035571	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035572	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
														COMMENT: Per the guidelines, in addition to the XXX months consecutive personal bank statements, the borrowers are to provide XXX months of business statements to verify that income is coming from applicant’s business. There are no business bank statements in the file.
XXXXXXX	XXXXXXXX	438035573	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
														COMMENT: A fully completed and signed VORs from a professional management company or the most recent XXX months’ consecutive canceled checks (front and back) along with a copy of the lease were not provided.
XXXXXXX	XXXXXXXX	438035574	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points, Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXX	XXXXXXXX	438035575	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035576	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035577	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035578	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035579	XXXXXXXX	3	1	1	3	2	1	1	1			*** (CURED) Missing flood cert - EV R COMMENT: Missing flood certification from the loan file.
XXXXXXX	XXXXXXXX	438035580	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.  A copy of the required documentation must be obtained and uploaded to the file.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction. A copy of the required documentation must be obtained and uploaded to the file.
XXXXXXX	XXXXXXXX	438035581	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035582	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than XXX months - EV R COMMENT: Lender requires a twelve month rental history. History to meet lender guides is not in file.
XXXXXXX	XXXXXXXX	438035583	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The original application reflects child support payments of $XXX used as liability.  Guidelines require child support documented with either the divorce decree, separation agreement, court order, or notarized agreement signed by all parties and their attorneys.

*** (CURED) Mortgage history for primary residence less than XXX months - EV R
														COMMENT: Missing verification of rental history in the file.
XXXXXXX	XXXXXXXX	438035584	XXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final 100XXX is missing from the file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.
XXXXXXX	XXXXXXXX	438035585	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 family rider for the subject mortgage instrument is not found in the file documents.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage instrument is not found in the file documents.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   A copy of the final signed settlement statement for this transaction is not found in the file documents.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   A copy of the note for this transaction is not found in the file documents.

*** (CURED) Prepayment Rider Missing - EV R
														COMMENT: The prepayment addendum to the note for this transaction is not found in the file documents.
XXXXXXX	XXXXXXXX	438035586	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
														COMMENT: There was no 1008 in file and the AUS was dated at time of application and does not reflect correct rate, P&I and updated credit report liabilities.
XXXXXXX	XXXXXXXX	438035587	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035588	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035589	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035590	XXXXXXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Underwriting Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) TRID- SPL late - EV W
															COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within XXX business days of application.
XXXXXXX	XXXXXXXX	438035591	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035592	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035593	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "
XXXXXXX	XXXXXXXX	438035594	XXXXXXXX	3	2	3	1	1	2	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT: Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
															COMMENT: The LTV for this transaction is XX% and the maximum allowed is XX%; a violation of guideline maximum LTV exists. Guideline 10.XXX: Exceptions (pg. 62) indicates, "If the approval of a loan constitutes a deviation from the Underwriting Guideline, the deviation will be classified as an exception. The loan included an approved exception.
XXXXXXX	XXXXXXXX	438035595	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035596	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The file does not include a copy of the signed, final settlement statement for the subject transaction.
XXXXXXX	XXXXXXXX	438035597	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Front underwrite does not include the previous mortgage for the property located at XXXXXXXX.  No documentation in file to support the exclusion.  Including the mortgage payment into the DTI exceed the XXX% DTI tolerance.

*** (CURED) Missing income documentation (ATR) - EV R
														COMMENT: Missing documentation to verify ownership amount for each borrower.
XXXXXXX	XXXXXXXX	438035598	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Final 100XXX is Missing - EV R
COMMENT:   The final dated loan application is not in the file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final settlement statement for the subject transaction is not found in the file.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The final, signed settlement statement for the subject transaction is not found in the file.
XXXXXXX	XXXXXXXX	438035599	XXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
														COMMENT: This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee, 2nd Appraisal Fee, Appraisal re-Inspection Fee and Credit report fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing.
XXXXXXX	XXXXXXXX	438035600	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035601	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD1 executed by the borrower or copy stamped certified by the settlement agent.
XXXXXXX	XXXXXXXX	438035602	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Final 100XXX is Missing - EV R COMMENT: Final and signed 100XXX is missing from file.
XXXXXXX	XXXXXXXX	438035603	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines chapter XXX: Insurance requires evidence of payment of the premium paid in full at time of closing.  The loan file is missing evidence of receipt of payment. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 4XXX.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   A Personal Guaranty must be executed by all borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for XXXXXXXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines chapter XXX: Insurance (flood) requires evidence of payment of the premium to ensure required coverage. The loan file is missing evidence of receipt of payment and the final HUD is missing. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 4XXX.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The loan file contains the brokers itemization and the HUD-1 addendum that is signed by the borrower on date of closing XX/XX/XXXX (page XXX79). The file is missing the complete final HUD1 with correct closing figures.
XXXXXXX	XXXXXXXX	438035604	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
														COMMENT: Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXX	XXXXXXXX	438035605	XXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The copy of the preliminary title report in the file does not include a sufficient amount of lender coverage for the subject transaction.  Guideline 14.XXX Title Insurance (pg.77-78 ), Title Policy Requirements - indicates, "The amount of coverage must be equal to the face value of the loan amount;".

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Value used by lender not supported - EV R
														COMMENT: The file includes an appraisal transfer letter, which requires a CDA valuation be obtained, but no such valuation is found in the file. Guideline 9.XXX: Appraisal Requirements; Use of an Outside Appraisal (pg. XX%), indicates, "A CDA must be completed which supports the appraiser’s opinion of value for each transferred appraisal."
XXXXXXX	XXXXXXXX	438035606	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035607	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035608	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035609	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file does not include a copy of the insurance carrier rating form, from one of the acceptable Insurer Rating agencies.
XXXXXXX	XXXXXXXX	438035610	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final signed loan application is not found in the file documents.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final settlement statement is not found in the file documents.

*** (CURED) Not all borrowers signed HUD - EV R
														COMMENT: The final, signed settlement statement is not found in the file documents.
XXXXXXX	XXXXXXXX	438035611	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035612	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   A copy of the hazard insurance rating is not found in the file documents.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
														COMMENT: The file does not include a copy of the final signed settlement statement for the subject transaction.
XXXXXXX	XXXXXXXX	438035613	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of XXXXXXXX Insurance.  However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc.  Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of XXXXXXXX Insurance.  However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc.  Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of XXXXXXXX Insurance.  However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc.  Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing Title evidence - EV R
														COMMENT: Missing evidence of title in the file.
XXXXXXX	XXXXXXXX	438035614	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Final Application is missing - EV R
COMMENT:   The final signed application is missing.

*** (CURED) Hazard Insurance - EV R
														COMMENT: The hazard insurance rating agency certification is not found in the file.
XXXXXXX	XXXXXXXX	438035615	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035687	XXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. XXX) indicates, XXXXXXXXg will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Bests Insurance Reports - A.M. Best Company; “A” or better rating in Demotes Hazard Insurance Financial Stability Ratings - Demo tech, Inc.; “BBB” - Standard and Poor Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Mortgage missing / unexecuted - EV R
														COMMENT: The mortgage is not executed.
XXXXXXX	XXXXXXXX	438035688	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035689	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035690	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035691	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035692	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035693	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035694	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035695	XXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing XX/XX/XXXX Bank Statements for account ending in #XXXX to support XXX months business bank statements.
XXXXXXX	XXXXXXXX	438035696	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035697	XXXXXXXX	3	2	3	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The guidelines, Investor Matrix allow a max LTV of XX% when the credit score is XXXXXXXX and the loan amount max is $XXX.  The loan closed with a LTV of XX%., the borrower’s qualifying score is XXX and the loan amount is $XXX.  The LTV exceeds the max allowed LTV.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
															COMMENT: The guidelines, Investor Matrix allow a max LTV of XX% when the credit score is XXXXXXXX and the loan amount max is $XXX. The loan closed with a LTV of XX%., the borrower’s qualifying score is XXX and the loan amount is $XXX. The LTV exceeds the max allowed LTV.
XXXXXXX	XXXXXXXX	438035698	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035699	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035700	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035701	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035702	XXXXXXXX	1	1	1	1	1	1	1	1
XXXXXXX	XXXXXXXX	438035703	XXXXXXXX	2	1	2	1	2	1	1	1			*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R COMMENT: The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.